UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

MARCH 31, 2017

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 73.1%
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	870,000		$855,862	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds	4.750%	9/15/26	220,000		215,050	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	400,000		418,000	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000		207,750	(a)

Total Auto Components					1,696,662

Diversified Consumer Services - 0.9%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	490,000		441,000	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	800,000		879,000	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	320,000		334,112

Total Diversified Consumer Services					1,654,112

Hotels, Restaurants & Leisure - 4.7%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	630,000		655,200	(a)
Aramark Services Inc., Senior Notes	5.000%	4/1/25	280,000		289,100	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	448,093		448,093	(a)(b)(c)(d)
Brinker International Inc., Senior Notes	5.000%	10/1/24	660,000		653,400	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	450,000		482,625
CCM Merger Inc., Senior Notes	6.000%	3/15/22	234,000		239,265	(a)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	265,000		27	*(a)(e)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	430,000		445,050
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	580,000		588,526	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	360,000		364,500	(a)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes	6.750%	11/15/21	640,000		664,000	(a)
Landry’s Inc., Senior Notes	6.750%	10/15/24	230,000		239,200	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	254,428	(f)(g)
MGM Resorts International, Senior Notes	4.625%	9/1/26	220,000		214,500
Mohegan Tribal Gaming Authority, Senior Notes	7.875%	10/15/24	290,000		295,075	(a)
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	170,000		174,462	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	460,000		468,050	(a)
Pizzaexpress Financing 2 PLC, Senior Secured Bonds	6.625%	8/1/21	350,000	GBP	451,664	(g)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	320,000		342,400	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	362,000		381,910	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	20,000		20,825	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	590,000		566,400	(a)

Total Hotels, Restaurants & Leisure					8,238,700

Household Durables - 0.3%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	300,000		300,000
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	290,000		304,500	(a)

Total Household Durables					604,500

Leisure Products - 0.3%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	490,000		441,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 5.0%
AMC Entertainment Holdings Inc., Senior Notes	6.125%	5/15/27	330,000		$333,713	(a)
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	190,000		201,400	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	2/15/23	90,000		92,700
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	260,000		273,650	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	230,000		231,725	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,500,000		1,587,640
DISH DBS Corp., Senior Notes	5.875%	11/15/24	110,000		115,940
Entertainment One Ltd., Senior Secured Bonds	6.875%	12/15/22	220,000	GBP	301,824	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	454,046		154,376	(b)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	270,000		258,863	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	600,000		606,000	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,040,000		1,075,100	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	290,000		360,421
Viacom Inc., Senior Notes	3.450%	10/4/26	720,000		686,200
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	480,000	GBP	644,993	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	750,000		756,562	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	1,090,000		1,092,616	(a)

Total Media					8,773,723

Multiline Retail - 0.4%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	610,000		652,700

Specialty Retail - 1.6%
American Greetings Corp., Senior Notes	7.875%	2/15/25	540,000		569,700	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	100,000		102,125	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	340,000		348,500	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	830,000		701,350	(a)
PetSmart Inc., Senior Notes	7.125%	3/15/23	390,000		371,475	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	300,000		301,125
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	400,000		411,000	(a)

Total Specialty Retail					2,805,275

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	90,000		89,213	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	310,000		306,125	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	480,000		494,496

Total Textiles, Apparel & Luxury Goods					889,834

TOTAL CONSUMER DISCRETIONARY					25,756,506

CONSUMER STAPLES - 4.5%
Beverages - 0.8%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	550,000		507,375	(a)
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	410,000		418,323	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	450,000		484,875	(a)

Total Beverages					1,410,573

Food & Staples Retailing - 0.2%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	340,000		325,975	(a)

Food Products - 2.6%
AdvancePierre Foods Holdings Inc., Senior Notes	5.500%	12/15/24	380,000		385,225	(a)
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	170,000	GBP	210,812	(g)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	440,000		449,900	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	400,000		409,000	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	560,000		576,800	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	470,000		492,231	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	500,000		506,250	(a)
Post Holdings Inc., Senior Notes	5.500%	3/1/25	420,000		424,200	(a)
Post Holdings Inc., Senior Notes	5.000%	8/15/26	170,000		163,200	(a)
Post Holdings Inc., Senior Notes	5.750%	3/1/27	410,000		411,025	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	490,000		515,725	(a)

Total Food Products					4,544,368

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.4%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000	$265,000
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	480,000	510,000

Total Household Products				775,000

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	730,000	634,187
Alliance One International Inc., Senior Secured Notes	8.500%	4/15/21	180,000	184,950	(a)

Total Tobacco				819,137

TOTAL CONSUMER STAPLES				7,875,053

ENERGY - 15.0%
Energy Equipment & Services - 1.2%
CGG, Senior Notes	6.875%	1/15/22	1,020,000	476,850
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	400,000	411,000	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	440,000	409,200
Transocean Inc., Senior Notes	9.000%	7/15/23	190,000	203,775	(a)
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	640,000	640,800	(a)

Total Energy Equipment & Services				2,141,625

Oil, Gas & Consumable Fuels - 13.8%
Berry Petroleum Co. Escrow	—	—	120,000	0	*(c)(d)(h)
Berry Petroleum Co. Escrow	—	—	630,000	0	*(c)(d)(h)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	310,000	315,425	(a)
Cheniere Corpus Christi Holdings LLC, Senior Notes	5.875%	3/31/25	450,000	470,813	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	100,000	100,250
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	280,000	256,200
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	610,000	612,287	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	740,000	691,900
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	170,000	183,600	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	970,000	887,550
Exterran Energy Solutions LP/EES Finance Corp., Senior Notes	8.125%	5/1/25	330,000	337,425	(a)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	760,000	843,079	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	270,000	272,700
Gulfport Energy Corp., Senior Notes	6.000%	10/15/24	210,000	204,750	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	530,000	545,240	(a)
Magnum Hunter Resources Corp. Escrow	—	—	810,000	0	*(c)(d)(h)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	490,000	440,388	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	340,000	306,000	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	370,000	383,875	(a)
Pacific Exploration and Production Corp., Senior Secured Notes	10.000%	11/2/21	490,000	551,863	(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	2,340,000	2,223,000
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	3,720,000	3,560,040
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	750,000	705,750
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	1,300,000	479,050	(g)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	750,000	776,325
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	370,000	397,712	(g)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	170,000	181,475

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	160,000		$157,662
Rice Energy Inc., Senior Notes	6.250%	5/1/22	590,000		610,650
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	230,000		243,225	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	90,000		97,650	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	280,000		294,700	(a)
RSP Permian Inc., Senior Notes	5.250%	1/15/25	300,000		303,750	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	250,000		248,125
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	70,000		65,800	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	188,000		194,815
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	130,000		127,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	150,000		155,063	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	30,000		31,200	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	60,000		62,925
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	160,000		174,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	160,000		167,800
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,500,000		1,518,750	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000		480,000	(a)
Vermilion Energy Inc., Senior Notes	5.625%	3/15/25	210,000		208,950	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	370,000		432,900
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	210,000		207,375
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	10,000		10,125
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	260,000		262,600
WPX Energy Inc., Senior Notes	8.250%	8/1/23	650,000		726,375
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	490,000		538,113	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	920,000		1,000,224	(a)

Total Oil, Gas & Consumable Fuels					24,047,199

TOTAL ENERGY					26,188,824

FINANCIALS - 6.5%
Banks - 3.8%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	750,000		819,375	(f)(i)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	290,000		317,717
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000		210,694	(f)(i)
CIT Group Inc., Senior Notes	5.000%	8/15/22	730,000		766,040
CIT Group Inc., Senior Notes	5.000%	8/1/23	110,000		114,950
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	430,000		459,562	(a)(f)(i)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	1,000,000		1,045,300	(f)(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	210,000		219,450	(f)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	820,000		867,940
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	160,000		186,958
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	310,000	GBP	407,334	(f)(g)(i)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	1,100,000		1,134,958	(f)(g)

Total Banks					6,550,278

Capital Markets - 0.8%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	390,000		403,650	(a)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	480,000		506,263
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	500,000		508,190	(a)

Total Capital Markets					1,418,103

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.2%
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	430,000		$397,750	(a)

Diversified Financial Services - 1.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	3/15/22	260,000		262,600	(a)
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	300,000	GBP	383,066	(f)(g)(i)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	250,000		249,688	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	470,000		490,562	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	860,000		896,550	(a)

Total Diversified Financial Services					2,282,466

Insurance - 0.4%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	361,484	(g)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	380,000		318,250

Total Insurance					679,734

TOTAL FINANCIALS					11,328,330

HEALTH CARE - 4.1%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	300,000		285,750	(a)

Health Care Providers & Services - 2.5%
Centene Corp., Senior Notes	4.750%	5/15/22	260,000		268,450
Centene Corp., Senior Notes	6.125%	2/15/24	90,000		96,863
Centene Corp., Senior Notes	4.750%	1/15/25	1,000,000		1,008,130
CHS/Community Health Systems Inc., Senior Secured Notes	6.250%	3/31/23	210,000		214,462
DaVita Inc., Senior Notes	5.750%	8/15/22	130,000		135,038
DaVita Inc., Senior Notes	5.125%	7/15/24	260,000		263,087
DaVita Inc., Senior Notes	5.000%	5/1/25	870,000		874,350
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	210,000		228,375	(a)
HCA Inc., Senior Notes	7.500%	2/15/22	270,000		309,487
HCA Inc., Senior Notes	5.875%	5/1/23	30,000		32,475
HCA Inc., Senior Notes	5.875%	2/15/26	40,000		42,300
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	10,000		10,025
HCA Inc., Senior Secured Notes	5.250%	4/15/25	60,000		63,900
HCA Inc., Senior Secured Notes	5.250%	6/15/26	340,000		358,700
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	60,000		64,950	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	360,000		377,550

Total Health Care Providers & Services					4,348,142

Pharmaceuticals - 1.4%
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	150,000		137,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	510,000		448,800	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	150,000		130,125	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	210,000		170,100	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	320,000		274,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	250,000		195,313	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	790,000		611,262	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	180,000		185,625	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	310,000		318,913	(a)

Total Pharmaceuticals					2,471,788

TOTAL HEALTH CARE					7,105,680

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 7.0%
Aerospace & Defense - 0.8%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	823,000		$823,000	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	550,000		573,375

Total Aerospace & Defense					1,396,375

Airlines - 0.2%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	134,921		139,475	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	156,442		161,917	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	2,308		2,316

Total Airlines					303,708

Building Products - 0.1%
Standard Industries Inc., Senior Notes	5.125%	2/15/21	100,000		104,250	(a)

Commercial Services & Supplies - 2.3%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	280,000		282,100	(a)
ADT Corp., Senior Secured Notes	6.250%	10/15/21	210,000		229,299
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	380,000		381,662
Garda World Security Corp., Senior Notes	7.250%	11/15/21	200,000		194,000	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	310,000		337,125	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	100,000	EUR	113,716	(a)
Ritchie Bros. Auctioneers Inc., Senior Notes	5.375%	1/15/25	260,000		266,500	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	330,000		345,263
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	630,000		651,262
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	330,000		334,125
West Corp., Senior Notes	5.375%	7/15/22	880,000		867,900	(a)

Total Commercial Services & Supplies					4,002,952

Construction & Engineering - 0.4%
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	438,153		431,581	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	230,000		232,300	(a)

Total Construction & Engineering					663,881

Engineering & Construction - 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	200,000	EUR	212,402	(a)

Machinery - 1.3%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	830,000		840,375	(a)
BlueLine Rental Finance Corp/BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	550,000		564,437	(a)
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	390,000		345,150	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	450,000		457,313	(a)

Total Machinery					2,207,275

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	590,000		517,725	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	480,000		96,000	*(j)

Total Marine					613,725

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.3%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	610,000	$555,100	(a)

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	270,000	285,525	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	460,000	480,700	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	760,000	800,850

Total Trading Companies & Distributors				1,567,075

Transportation - 0.3%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	410,000	404,752	(a)
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes	1.000%	4/1/20	343,444	211,115

Total Transportation				615,867

TOTAL INDUSTRIALS				12,242,610

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	290,000	290,276	(a)

Electronic Equipment, Instruments & Components - 0.2%
CDW LLC/CDW Finance Corp., Senior Notes	5.000%	9/1/25	320,000	328,000

Internet Software & Services - 0.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	230,000	249,693

IT Services - 0.5%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	100,000	50,500	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	780,000	796,575	(a)

Total IT Services				847,075

Technology Hardware, Storage & Peripherals - 0.7%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	410,000	431,170	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	240,000	265,450	(a)
Seagate HDD Cayman, Senior Notes	4.250%	3/1/22	540,000	535,402	(a)

Total Technology Hardware, Storage & Peripherals				1,232,022

TOTAL INFORMATION TECHNOLOGY				2,947,066

MATERIALS - 7.8%
Chemicals - 0.9%
Braskem Finance Ltd., Senior Notes	5.750%	4/15/21	690,000	732,297	(a)
Kissner Holdings LP/Kissner Milling Co., Ltd./BSC Holding Inc./Kissner USA, Senior Secured Notes	8.375%	12/1/22	360,000	371,700	(a)
Scotts Miracle-Gro Co., Senior Notes	5.250%	12/15/26	170,000	172,550	(a)
Valvoline Inc., Senior Notes	5.500%	7/15/24	350,000	368,375	(a)

Total Chemicals				1,644,922

Construction Materials - 0.8%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	400,000	433,200	(g)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	240,000	214,800	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	60,000	53,400	(a)
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	410,000	426,400
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	300,000	312,000	(a)

Total Construction Materials				1,439,800

Containers & Packaging - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	330,000	334,538	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	220,000	222,475	(a)
Flex Acquisition Co. Inc., Senior Notes	6.875%	1/15/25	240,000	245,634	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	720,000	784,800

Total Containers & Packaging				1,587,447

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - 4.9%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	370,000		$398,675	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	250,000		273,750	(a)
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	260,000		263,250	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	200,000		204,000	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	240,000		243,600	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	470,000		481,844	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	340,000		379,100
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	218,000		227,265
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	340,000		344,675	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	510,000		515,100	(a)
Freeport-McMoRan Inc., Senior Notes	6.125%	6/15/19	150,000		152,250	(a)
Freeport-McMoRan Inc., Senior Notes	6.625%	5/1/21	300,000		306,750	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	210,000		217,875	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	170,000		157,185
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	110,000		93,638
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	500,000		545,000	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	400,219		12,007	*(a)(j)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,261		0	(a)(c)(d)(h)
MMC Norilsk Nickel OJSC via MMC Finance Ltd., Senior Notes	6.625%	10/14/22	490,000		553,171	(g)
Novelis Corp., Senior Notes	5.875%	9/30/26	290,000		296,887	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	430,000		423,857
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	750,000		823,125	(a)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	110,000		114,147
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	500,000		509,550
Vale SA, Senior Notes	5.625%	9/11/42	1,070,000		1,016,286

Total Metals & Mining					8,552,987

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	6.500%	2/1/24	450,000		452,250	(a)

TOTAL MATERIALS					13,677,406

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.6%
GEO Group Inc., Senior Notes	6.000%	4/15/26	380,000		386,735
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	420,000		441,000	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	320,000		312,000

Total Equity Real Estate Investment Trusts (REITs)					1,139,735

Real Estate Management & Development - 0.7%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	700,000		732,375
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	140,000		151,725	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	245,789	GBP	313,520	(g)

Total Real Estate Management & Development					1,197,620

TOTAL REAL ESTATE					2,337,355

TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 4.6%
CenturyLink Inc., Senior Notes	6.450%	6/15/21	320,000		341,565
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	720,000		742,500	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	350,000		342,125

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	4/1/19	300,000	$287,625
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	280,000	253,050
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	490,000	520,625	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	900,000	294,750	*(a)(j)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	380,000	124,450	*(g)(j)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	70,000	74,567
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,840,000	2,882,600	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	220,000	68,475	*(g)(j)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	970,000	980,912	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	390,000	397,800
Windstream Services LLC, Senior Notes	7.750%	10/1/21	150,000	148,500
Windstream Services LLC, Senior Notes	7.500%	6/1/22	270,000	264,600
Windstream Services LLC, Senior Notes	7.500%	4/1/23	260,000	245,700

Total Diversified Telecommunication Services				7,969,844

Wireless Telecommunication Services - 4.6%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	400,000	417,400	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,090,000	1,188,100	(a)
Digicel Ltd., Senior Notes	6.000%	4/15/21	390,000	356,363	(g)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	470,000	497,612
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	410,000	516,600
Sprint Corp., Senior Notes	7.875%	9/15/23	2,020,000	2,242,200
Sprint Corp., Senior Notes	7.625%	2/15/25	600,000	657,000
T-Mobile USA Inc., Senior Notes	6.375%	3/1/25	250,000	270,000
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	630,000	715,050	(g)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	290,000	329,150	(a)
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	780,000	832,650	(a)

Total Wireless Telecommunication Services				8,022,125

TOTAL TELECOMMUNICATION SERVICES				15,991,969

UTILITIES - 1.3%
Electric Utilities - 0.8%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	95,114	80,014
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	480,000	353,400
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000	486,720	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	390,000	424,632	(g)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	120,000	125,700

Total Electric Utilities				1,470,466

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	550,000	544,500

Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp., Senior Notes	5.250%	6/1/26	280,000	285,600	(a)

TOTAL UTILITIES				2,300,566

TOTAL CORPORATE BONDS & NOTES (Cost - $124,993,399)				127,751,365

CONVERTIBLE BONDS & NOTES - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.-Liberty Formula One, Senior Notes	1.000%	1/30/23	60,000	66,263	(a)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Whiting Petroleum Corp., Senior Notes	1.250%	4/1/20	390,000	341,737

INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.2%
Akamai Technologies Inc., Senior Bonds	0.000%	2/15/19	150,000	148,688
WebMD Health Corp., Notes	2.625%	6/15/23	170,000	162,244	(a)

Total Internet Software & Services				310,932

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology Inc., Junior Subordinated Notes	2.250%	2/15/37	120,000		$122,550	(a)
Microchip Technology Inc., Senior Subordinated Notes	1.625%	2/15/27	230,000		234,169	(a)
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	220,000		229,212	(a)

Total Semiconductors & Semiconductor Equipment					585,931

TOTAL INFORMATION TECHNOLOGY					896,863

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,293,533)					1,304,863

SENIOR LOANS - 1.5%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.4%
American Axle & Manufacturing Holdings Inc.	—	2/1/18	736,067		736,067	(c)(k)

Specialty Retail - 0.5%
PetSmart Inc., Term Loan B2	—	3/11/22	560,000		537,040	(k)
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	410,000		307,500	(d)(l)(m)

Total Specialty Retail					844,540

TOTAL CONSUMER DISCRETIONARY					1,580,607

ENERGY - 0.3%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	232,211		191,574	*(d)

Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp., Term Loan	8.553%	8/23/21	260,000		277,469	(l)(m)
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	74,414		74,786	(c)(d)(l)(m)

Total Oil, Gas & Consumable Fuels					352,255

TOTAL ENERGY					543,829

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	59,000		51,846	(l)(m)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	446,546		379,564	(d)(l)(m)

TOTAL UTILITIES					431,410

TOTAL SENIOR LOANS (Cost - $2,744,751)					2,555,846

SOVEREIGN BONDS - 15.1%
Argentina - 4.4%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	600,000		622,500	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,490,000		1,655,762	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,000,000		2,030,400	(a)
Republic of Argentina, Bonds	18.200%	10/3/21	11,270,000	ARS	789,720
Republic of Argentina, Senior Notes	7.500%	4/22/26	910,000		969,605	(a)
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,100,000		1,116,775	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	490,000		499,800	(a)

Total Argentina					7,684,562

Brazil - 0.8%
Federative Republic of Brazil, Notes	10.000%	1/1/23	1,400,000	BRL	448,359
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	1,000,000		986,250

Total Brazil					1,434,609

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Colombia - 0.2%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	250,000		$257,875

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	350,000		353,938	(a)

Dominican Republic - 0.5%
Dominican Republic, Senior Notes	6.850%	1/27/45	800,000		830,000	(a)

Ecuador - 0.9%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	610,000		649,650	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	250,000		265,000	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	200,000		212,000	(g)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	480,000		453,600	(g)

Total Ecuador					1,580,250

Egypt - 0.3%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	450,000		441,293	(a)

Ghana - 0.5%
Republic of Ghana, Bonds	10.750%	10/14/30	690,000		812,337	(a)

Indonesia - 0.7%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	4,811,000,000	IDR	392,989
Republic of Indonesia, Senior Notes	5.950%	1/8/46	650,000		764,718	(g)

Total Indonesia					1,157,707

Ivory Coast - 0.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	431,200		401,658	(g)

Nigeria - 0.2%
Republic of Nigeria, Notes	7.875%	2/16/32	400,000		418,240	(a)

Poland - 0.3%
Republic of Poland, Senior Notes	5.000%	3/23/22	500,000		549,685

Russia - 2.8%
Russian Federal Bond, Bonds	8.150%	2/3/27	104,800,000	RUB	1,916,685
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	2,800,000		3,005,912	(a)

Total Russia					4,922,597

Sri Lanka - 0.1%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	240,000		253,278	(g)

Turkey - 2.4%
Republic of Turkey, Senior Bonds	4.250%	4/14/26	3,590,000		3,331,663
Republic of Turkey, Senior Notes	4.875%	10/9/26	900,000		868,683

Total Turkey					4,200,346

Venezuela - 0.6%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	1,000,000		452,500	(g)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,134,000		640,710	(g)

Total Venezuela					1,093,210

TOTAL SOVEREIGN BONDS (Cost - $25,786,288)					26,391,585

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.8%
U.S. Government Obligations - 2.8%
U.S. Treasury Notes	1.375%	10/31/20	950,000		939,739
U.S. Treasury Notes	1.375%	1/31/21	1,500,000		1,479,169
U.S. Treasury Notes	1.375%	4/30/21	1,500,000		1,475,010
U.S. Treasury Notes	1.875%	3/31/22	500,000		498,760
U.S. Treasury Notes	2.000%	11/30/22	500,000		498,223

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,879,268)					4,890,901

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY		SHARES	VALUE
COMMON STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.		26,303	$247,774	*(c)(d)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares		2	52,705	*(d)

TOTAL CONSUMER DISCRETIONARY			300,479

ENERGY - 1.2%
Energy Equipment & Services - 0.4%
Hercules Offshore Inc. (Escrow)		17,554	4,950	*(c)(d)
KCAD Holdings I Ltd.		75,024,286	675,219	*(c)(d)

Total Energy Equipment & Services			680,169

Oil, Gas & Consumable Fuels - 0.8%
Berry Petroleum Co.		29,497	353,964	*(c)(d)
Magnum Hunter Resources Corp.		40,967	454,734	*(c)(d)
MWO Holdings LLC		211	83,102	*(c)(d)
Pacific Exploration and Production Corp.		12,250	383,071	*(c)
Pacific Exploration and Production Corp.		2,147	66,772	*

Total Oil, Gas & Consumable Fuels			1,341,643

TOTAL ENERGY			2,021,812

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)		5,500	69,245	*(c)(d)

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.		10,471	31,832	*(c)(d)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.		936	0	*(a)(c)(d)(h)

TOTAL INDUSTRIALS			31,832

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.		871,025	0	*(c)(d)(h)

TOTAL COMMON STOCKS (Cost - $3,919,892)			2,423,368

	RATE
CONVERTIBLE PREFERRED STOCKS - 1.0%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Berry Petroleum Co.	6.000%	32,137	449,918	(b)
Berry Petroleum Co.	6.000%	481	6,734	(b)(n)
Sanchez Energy Corp.	6.500%	11,450	411,513

TOTAL ENERGY			868,165

HEALTH CARE - 0.5%
Pharmaceuticals - 0.5%
Allergan PLC	5.500%	1,071	910,114

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,669,069)			1,778,279

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc.	8.250%	3,000	$75,228

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Citigroup Capital XIII	7.409%	21,975	585,634	(f)

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates	8.000%	4,654,200	46,542	*(c)(d)

TOTAL PREFERRED STOCKS (Cost - $1,028,908)			707,404

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $166,315,108)			167,803,611

SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,802,237)	0.634%	3,802,237	3,802,237

TOTAL INVESTMENTS - 98.2% (Cost - $170,117,345#)			171,605,848
Other Assets in Excess of Liabilities - 1.8%			3,173,192

TOTAL NET ASSETS - 100.0%			$174,779,040

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Security is valued using significant unobservable inputs.

(e)	The maturity principal is currently in default as of March 31, 2017.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	The coupon payment on these securities is currently in default as of March 31, 2017.

(k)	All or a portion of this loan is unfunded as of March 31, 2017. The interest rate for fully unfunded term loans is to be determined.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Restricted security (See Note 3).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2017

At March 31, 2017, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	200,000	USD	213,502	Bank of America N.A.	4/20/17	$10
EUR	383,810	USD	409,548	Citibank N.A.	4/20/17	192
EUR	344,693	USD	367,443	Citibank N.A.	4/20/17	537
EUR	370,195	USD	395,089	UBS AG	4/20/17	115
USD	1,843,817	GBP	1,471,188	UBS AG	4/20/17	(121)

Total						$733

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$25,308,413	$448,093		$25,756,506
Energy	—	26,188,824	0	*	26,188,824
Materials	—	13,677,406	0	*	13,677,406
Other Corporate Bonds & Notes	—	62,128,629	—		62,128,629
Convertible Bonds & Notes	—	1,304,863	—		1,304,863
Senior Loans:
Consumer Discretionary	—	1,273,107	307,500		1,580,607
Energy	—	277,469	266,360		543,829
Utilities	—	51,846	379,564		431,410
Sovereign Bonds	—	26,391,585	—		26,391,585
U.S. Government & Agency Obligations	—	4,890,901	—		4,890,901
Common Stocks:
Consumer Discretionary	—	—	300,479		300,479
Energy	$66,772	383,071	1,571,969		2,021,812
Health Care	—	—	69,245		69,245
Industrials	—	—	31,832		31,832
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	1,366,766	411,513	—		1,778,279
Preferred Stocks:
Industrials	—	—	46,542		46,542
Other Preferred Stocks	660,862	—	—		660,862

Total Long-Term Investments	$2,094,400	$162,287,627	$3,421,584		$167,803,611

Short-Term Investments†	$3,802,237	—	—		$3,802,237

Total Investments	$5,896,637	$162,287,627	$3,421,584		$171,605,848

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$854	—		$854

Total	$5,896,637	$162,288,481	$3,421,584		$171,606,702

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$121	—	$121

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	MATERIALS
Balance as of December 31, 2016	$432,615	$0 *	$0	*
Accrued premiums/discounts	3,012	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[1]	(3,012)	—	—
Purchases	15,478	—	—
Sales	—	—	—
Transfers into Level 3[2]	—	—	—
Transfers out of Level 3[3]	—	—	—

Balance as of March 31, 2017	$448,093	$0 *	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017[1]	$(3,012)	—	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	UTILITIES
Balance as of December 31, 2016	$339,275	$489,360	$393,491
Accrued premiums/discounts	69	(1,427)	283
Realized gain (loss)	—	(19,699)	—
Change in unrealized appreciation (depreciation)[1]	(31,844)	(11,698)	(18,631)
Purchases	—	1,491	4,421
Sales	—	(191,667)	—
Transfers into Level 3[2]	—	—	—
Transfers out of Level 3[3]	—	—	—

Balance as of March 31, 2017	$307,500	$266,360	$379,564

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017[1]	$(31,844)	$(11,698)	$(18,631)

Notes to Schedule of Investments (unaudited) (continued)

	COMMON STOCKS						PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS		INDUSTRIALS	WARRANTS		TOTAL
Balance as of December 31, 2016	$307,318	$987,394	$66,660	$14,136	$0	*	$62,813	$0	*	$3,093,062
Accrued premiums/discounts	—	—	—	—	—		—	—		1,937
Realized gain (loss)	—	—	—	—	—		—	416		(19,283)
Change in unrealized appreciation (depreciation)[1]	(6,839)	(221,295)	2,585	17,696	—		(16,271)	—		(289,309)
Purchases	—	412,958	—	—	—		—	—		434,348
Sales	—	—	—	—	—		—	(416)		(192,083)
Transfers into Level 3[2]	—	459,684	—	—	—		—	—		459,684
Transfers out of Level 3[3]	—	(66,772)	—	—	—		—	—		(66,772)

Balance as of March 31, 2017	$300,479	$1,571,969	$69,245	$31,832	$0	*	$46,542	—		$3,421,584

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017[1]	$(6,839)	$(200,694)	$2,585	$17,696	—		$(16,271)	—		$(268,708)

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,410,648
Gross unrealized depreciation	(6,922,145)

Net unrealized appreciation	$1,488,503

3. Restricted securities

The following Portfolio investments are restricted as to resale.

Security	Number of Shares	Acquisition Date	Cost	Value at 3/31/2017	Value per Share	Percent of Net Assets
Berry Petroleum Co.	481	2/23/2017	$4,810	$6,734	$14.00	0.004%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017